UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 33865 / May 13, 2020

In the Matter of Capitol Series Trust Cornerstone Capital Inc. 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 (812-15049)

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTION 15(a) OF THE ACT AND RULE 18f-2 UNDER THE ACT AND CERTAIN DISCLOSURE REQUIREMENTS

Capitol Series Trust and Cornerstone Capital Inc. filed an application on July 16, 2019, and amendments to the application on October 4, 2019 and February 5, 2020, requesting an order under section 6(c) of the Investment Company Act of 1940 (the “Act”) exempting applicants from section 15(a) of the Act and rule 18f-2 under the Act, as well as from certain disclosure requirements. The order permits applicants to enter into and materially amend subadvisory agreements without shareholder approval and also grants relief from certain disclosure requirements.

On April 17, 2020, a notice of the filing of the application was issued (Investment Company Act Release No. 33842). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

Accordingly,

IT IS ORDERED, under section 6(c) of the Act, that the relief requested by Capitol Series Trust and Cornerstone Capital Inc. (File No. 812-15049) is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Action as set forth or recommended herein APPROVED pursuant to authority delegated by the Commission under Public Law 87-592. For the Division of Investment Management

/s/ DAVID NICOLARDI	Digitally signed by DAVID NICOLARDI Date: 2020.05.13 11:53:15 -04'00'	/s/ J. Matthew DeLesDernier

2